Working capital - Inventories (Details) - USD ($) $ in Millions	Jun. 30, 2026	Jun. 30, 2025
Summary Of Additional Information About Working Capital [Abstract]
Raw materials and consumables	$ 528	$ 604
Work in progress	116	131
Maturing inventories	8,510	8,677
Finished goods and goods for resale	1,375	1,246
Inventories	$ 10,529	$ 10,658